WisdomTree Trust

WisdomTree Equity Premium Income Fund (WTPI) (formerly, PutWrite Strategy Fund (PUTW))

(the “Fund”)

Supplement dated March 12, 2026, to the Statutory Prospectus dated January 1, 2026, as supplemented (the “Prospectus”), for the Fund

The Fund seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”). Effective on or about March 31, 2026 (the “Effective Date”), in seeking to achieve its investment objective, the Fund expects to increase its use of FLEX options and options on exchange-traded funds (“ETFs”) to complement its current use of options on the S&P 500® Index. Therefore, on the Effective Date, the Fund’s Prospectus is revised as described below.

•	Under the heading “Principal Investment Strategies of the Fund” in the Fund’s Fund Summary section of the Prospectus, the third, fourth, and fifth paragraphs are deleted in their entirety and replaced with the paragraphs below.

In seeking to track the price and yield performance, before fees and expenses, of the Index, the Fund expects to sell put options on the S&P 500® Index (“Index Options”), options on ETFs (such as SPY Puts), and Flexible EXchange® Options (“FLEX Options”) (collectively, “S&P 500 Options”), and hold U.S. Treasury bills. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund also may use any other call or put option or futures contracts WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) or Newton Investment Management North America, LLC (“NIMNA” or the “Sub–Adviser”) believes will enable the Fund to implement its investment strategy and achieve its investment objective. By selling an S&P 500 Option, the Fund receives a premium from the option buyer. The premium will increase the Fund’s return if the sold S&P 500 Option has decreased in price on the Roll Date (as defined in the next paragraph) relative to the premium received by the Fund from writing the S&P 500 Option. An S&P 500 Option will decrease in price if the reference asset experiences positive performance because the S&P 500 Option is more valuable when the value of the reference asset decreases and/or experiences high volatility. If, however, the price of the sold S&P 500 Option increases compared to the price of the S&P 500 Option when written by the Fund (e.g., in response to the reference asset decreasing in value and/or experiencing high volatility), the Fund pays the buyer the difference between the S&P 500 Option price on the Roll Date and the S&P 500 Option price when written by the Fund. The Fund’s sale of cash-secured S&P 500 Options serves to partially offset a decline in the value of the reference asset to the extent of the premiums received. However, if the value of the reference asset increases beyond the premiums received, the Fund’s returns would not be expected to increase accordingly. The Fund’s potential return is limited to the amount of the option premiums it receives.

The S&P 500 Options sold by the Fund are selected to target a premium of 2.5% (i.e., the cash received by the Fund from the buyer of the S&P 500 Option is approximately 2.5% of the daily value of the reference asset). At any given time, the Fund holds at least two S&P 500 Options (or other investments designed to achieve the same effect) with different expiration dates. The Fund generally closes out the S&P 500 Options prior to their expiration dates, and newly selected S&P 500 Options are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. When an S&P 500 Option is closed out by the Fund on the Roll Date, the Fund generally selects a new S&P 500 Option with a target expiration date in the following month. Each new S&P 500 Option will also have a strike price that is the higher of (i) the “at the money” strike price (i.e., a strike price that is closest to but greater than the current market value of the reference asset), or (ii) the strike price for an S&P 500 Option that has a premium closest to 2.5%.

By following the Index’s put option sales strategy, as described above, the Fund expects to operate in a manner similar to, and subject to the same risks as, the Index. The number of S&P 500 Options sold by the Fund varies but is limited by the amount held by the Fund in U.S. Treasury bills. At each Roll Date, any settlement from the existing S&P 500 Options is paid from the U.S. Treasury bills investment proceeds and new S&P 500 Options are sold. The revenue from their sale is added to the Fund’s U.S. Treasury bills account.

•	Under the headings “Principal Risks of Investing in the Fund” in the Fund’s Fund Summary section of the Prospectus and “Additional Principal Risk Information About the Funds” in the “Additional Information About the Funds” section of the Prospectus, all references to “Index Options” in the risk descriptions of “Assignment Risk”, “Put Options Risk”, and “Rolling Risk”, as applicable, are deleted in their entirety and replaced with “S&P 500 Options”.

•	Under the heading “Principal Risks of Investing in the Fund” in the Fund’s Fund Summary section of the Prospectus, the risk descriptions of “Equity Securities Risk”, “Geopolitical Risk”, and “Implied Volatility Risk” are deleted in their entirety and replaced with the risk descriptions below.

▪	Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of the reference assets decreases or fluctuates below the strike price of the S&P 500 Options sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the S&P 500 Options increase in value to their owners.

▪	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally. Any one of these geopolitical risks could contribute to a decline in the value of the reference assets, which in turn could increase the price of the S&P 500 Options sold by the Fund, adversely affecting Fund performance.

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▪	Implied Volatility Risk. Upon selling an S&P 500 Option, the Fund gains the amount of premium it receives; however, the Fund also incurs a liability that represents the value of the S&P 500 Option it has sold until the S&P 500 Option is exercised or expires. The value of the S&P 500 Options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Consequently, increases in the implied volatility of the S&P 500 Options will cause the value of such options to increase (even if the prices of the reference assets do not change), which will result in a corresponding increase in the liabilities of the Fund under the S&P 500 Options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the S&P 500 Options expire or are struck at-the-money. The implied volatility of the S&P 500 Options sold by the Fund may increase due to general market and economic conditions, perceptions regarding the industries of companies included as or in reference assets, or factors relating to certain of those companies.

In addition, the descriptions of “Counterparty Risk” and “FLEX Options Risk” below are added under the heading “Principal Risks of Investing in the Fund” in the Fund’s Fund Summary section of the Prospectus.

▪	Counterparty Risk. The Fund expects to invest in options and may invest in certain other derivatives and financial instruments involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. As a result, the Fund is subject to the risk that such counterparties may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations. In such case, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Counterparty risk also includes the related risk of having potentially significant exposure to such counterparty and the industry in which they operate.

▪	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

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•	Under the heading “Additional Information About the Funds’ Investment Strategies” in the “Additional Information About the Funds” section of the Prospectus, the second paragraph under the sub-heading “Equity Premium Income Fund.” is deleted in its entirety and replaced with the paragraph below.

The Volos U.S. Large Cap Target 2.5% PutWrite Index tracks the performance of a systematic collateralized putwrite strategy. At any point, the Index strategy has two SPY Puts, with different expiration dates, and a collateral account that accrues interest at a theoretical Treasury bill rate on a daily basis. The Fund expects to sell S&P 500 Options to seek to track the performance of the Index. The Fund may also invest in other call or put options or futures contracts the Adviser or the Sub-Adviser believes will enable the Fund to achieve its investment objective.

•	Under the heading “Additional Principal Risk Information About the Funds” in the “Additional Information About the Funds” section of the Prospectus, the descriptions of “Equity Securities Risk” and “Implied Volatility Risk” are deleted in their entirety and replaced with the descriptions below.

Equity Securities Risk

Equity Premium Income Fund Only: The Fund may invest in equity securities. The value of equity securities may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of equity securities participate, or factors relating to specific issuers of equity securities. For example, an adverse event, such as an unfavorable earnings report, may result in a decline in the value of an issuer’s equity securities; the price of an issuer’s equity securities may be particularly sensitive to general movements in the securities markets; or a drop in the securities markets may depress the price of an issuer’s equities securities. In addition, the equity securities of an issuer may decline in price if the issuer fails to make anticipated dividend payments. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility. A change in the financial condition, market perception or the credit rating of an issuer of securities may cause the value of its securities to decline. With respect to the Equity Premium Income Fund, if the value of the reference asset decreases or fluctuates, causing the value of the reference asset on the Roll Date to fall below the strike price of the S&P 500 Options sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the S&P 500 Options increase in value to their owners.

Implied Volatility Risk

Equity Premium Income Fund Only: When the Fund sells an S&P 500 Option, the Fund gains the amount of premium it receives; however, the Fund also incurs a liability that represents the value of the S&P 500 Option it has sold until the S&P 500 Option is exercised or expires. The value of the S&P 500 Options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Consequently, increases in the implied volatility of the S&P 500 Options will cause the value of such options to increase (even if the prices of the reference assets do not change), which will result in a corresponding increase in the liabilities of the Fund under the S&P 500 Options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the S&P 500 Options expire or are struck at-the-money. The implied volatility of the S&P 500 Options sold by the Fund may increase due to general market and economic conditions, perceptions regarding the industries of companies included as or in the reference assets, or factors relating to certain of those companies.

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In addition, and also under the heading “Additional Principal Risk Information About the Funds”, in the “Additional Information About the Funds” section of the Prospectus, the first paragraph under “Purchase and Sale Timing Risk” is deleted in its entirety and replaced with the paragraph below.

Purchase and Sale Timing Risk

Equity Premium Income Fund Only: Although the Equity Premium Income Fund seeks to implement a strategy similar to that used by the Index, the Fund has multiple Roll Dates each month and, as a result, no matter when an investor purchases Fund shares, even on a Roll Date, the value of the investor’s investment in the Fund may not be protected against a decline in the value of the reference asset and may not benefit from a gain in the value of the reference asset. For example, if an investor purchases Fund shares between Roll Dates for one of the S&P 500 Options and the value of the reference asset had already decreased below the strike price for those S&P 500 Options, the Fund would not seek to protect the investor from any additional decline in the value of the reference asset with respect to that S&P 500 Option. The value of the options written by the Fund is dependent on various factors, including, but not limited to, the value and implied volatility of the reference assets. Each of these factors may vary significantly during the period between Roll Dates and affect the Fund’s ability to achieve its investment objective between Roll Dates.

Additionally, the descriptions of “Counterparty Risk” and “FLEX Options Risk” which are included under the heading “Additional Principal Risk Information About the Funds” in the “Additional Information About the Funds” section of the Prospectus are added as principal risks of investing in the Fund.

•	Under the heading “Dividends and Distributions” in the “Additional Information on Buying and Selling Fund Shares” section of the Prospectus, the reference to “Index Options” in the third paragraph is deleted in its entirety and replaced with “S&P 500 Options”.

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The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-WTPI-0326

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WisdomTree Trust

WisdomTree Equity Premium Income Fund (WTPI)

(the “Fund”)

Supplement dated March 12, 2026, to the Statement of Additional Information (the “SAI”) dated January 1, 2026, as supplemented (the “SAI”), for the Fund

The Fund seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”). Effective on or about March 31, 2026 (the “Effective Date”), in seeking to achieve its investment objective, the Fund expects to increase its use of FLEX options and options on exchange-traded funds to complement its current use of options on the S&P 500® Index. Therefore, on the Effective Date, the Fund’s SAI is revised as described below.

•	Under the heading “Specific Investment Strategies and Risks”, the information under “Operations Risk” is deleted in its entirety and replaced with the following:

OPERATIONS RISK. As part of the Equity Premium Income Fund’s principal investment strategy of selling put options on the S&P 500® Index (“Index Options”) and ETFs, and using Flexible EXchange® Options (“FLEX Options”) (collectively, “S&P 500 Options”), the Trust, on behalf of the Equity Premium Income Fund, has entered into an options trading agreement with a counterparty through which the Fund can sell S&P 500 Options. In the event the counterparty terminates the options trading agreement, which may occur immediately upon certain events of default by the Fund or otherwise on prior 60 days’ written notice by the counterparty, the Fund may be unable to enter into a new options trading agreement for an indeterminate period of time and therefore may be unable to meet its investment objective during such period.

•	Under the heading “Dividends and Distributions”, all references to “Index Options” in the fourth paragraph are deleted in their entirety and replaced with “S&P 500 Options”.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SAI-WTPI-0326